Structure of Penn West - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 Segment
Disclosure of operating segments [line items]
Number of operating segment	1
Percentage of ownership in petroleum and natural gas assets	100.00%
Peace River Oil Partnership [member]
Disclosure of operating segments [line items]
Proportion of ownership interest in joint arrangement	55.00%